10-Q LIFE SETTLEMENT POLICIES - Narrative (Details)	Mar. 31, 2024 USD ($) insurance_contract	Dec. 31, 2023 USD ($) insurance_contract	Dec. 31, 2022 USD ($) insurance_contract
Investments, All Other Investments [Abstract]
Number of life settlement policies | insurance_contract	322	296	53
Number of life settlement policies accounted for under fair value method | insurance_contract	314	287	35
Number of life settlement policies accounted for under investment method | insurance_contract	8	9	18
Face value of policies held at fair value	$ 506,955,702	$ 520,503,710	$ 40,092,154
Life settlement policies, at fair value	125,488,525	122,296,559	13,809,352
Face value of policies accounted for using investment method	30,900,000	33,900,000	42,330,000
Life settlement policies, at cost	$ 1,434,444	$ 1,697,178	$ 8,716,111